Home Office:

Harrison, NY

Administrative Office:

4333 Edgewood Road NE

Cedar Rapids, IA 52499

May 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:      Transamerica Asset Allocation Variable Funds Transamerica Financial Life Insurance Company (File No. 333-08543)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated May 1, 2020 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via

EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth Brian Stallworth Assistant Secretary